INVESTMENTS IN AFFILIATED AND OTHER COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN AFFILIATED AND OTHER COMPANY [Abstract]
Schedule of investment in affiliated companies
	US dollars
	December 31,
(in thousands)	2015	2014
Investment in Bringg (see 1 below)	3,082	1,016
IRT (see 2 below)	1,662	-
Other	(39)	-
	4,705	1,016